UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2016

Semiannual Report
to Shareholders

Deutsche Large Cap Focus Growth Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Review

8 Portfolio Summary

10 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statement of Changes in Net Assets

18 Financial Highlights

23 Notes to Financial Statements

32 Information About Your Fund's Expenses

34 Advisory Agreement Board Considerations and Fee Evaluation

39 Account Management Resources

41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary January 31, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 1/31/16
Unadjusted for Sales Charge	–8.71%	2.80%	9.80%	6.33%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–13.96%	–3.11%	8.51%	5.70%
Russell 1000® Growth Index†	–7.18%	1.32%	11.67%	7.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.72%	11.77%	7.55%
Adjusted for the Maximum Sales Charge (max 5.75% load)		3.41%	10.45%	6.92%
Russell 1000® Growth Index†		5.67%	13.53%	8.53%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 1/31/16
Unadjusted for Sales Charge	–9.04%	2.05%	8.96%	5.51%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–12.10%	–0.53%	8.81%	5.51%
Russell 1000® Growth Index†	–7.18%	1.32%	11.67%	7.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.91%	10.90%	6.72%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		6.16%	10.77%	6.72%
Russell 1000® Growth Index†		5.67%	13.53%	8.53%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 1/31/16
Unadjusted for Sales Charge	–9.05%	2.04%	8.99%	5.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–9.81%	2.04%	8.99%	5.54%
Russell 1000® Growth Index†	–7.18%	1.32%	11.67%	7.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.93%	10.94%	6.75%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.93%	10.94%	6.75%
Russell 1000® Growth Index†		5.67%	13.53%	8.53%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 1/31/16
No Sales Charges	–8.61%	3.06%	10.07%	6.59%
Russell 1000® Growth Index†	–7.18%	1.32%	11.67%	7.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		9.99%	12.04%	7.81%
Russell 1000® Growth Index†		5.67%	13.53%	8.53%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 1/31/16
No Sales Charges	–8.61%	3.06%	10.12%	6.73%
Russell 1000® Growth Index†	–7.18%	1.32%	11.67%	7.72%
Average Annual Total Returns as of 12/31/15 (most recent calendar quarter end)
No Sales Charges		10.01%	12.09%	7.96%
Russell 1000® Growth Index†		5.67%	13.53%	8.53%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2015 are 1.24%, 2.20%, 1.99%, 0.98% and 0.93% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Large Cap Focus Growth Fund — Class A ■ Russell 1000® Growth Index†

Yearly periods ended January 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Russell 1000 Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
1/31/16	$ 34.50	$ 30.05	$ 30.21	$ 35.72	$ 36.15
7/31/15	$ 43.94	$ 39.20	$ 39.38	$ 45.30	$ 45.77
Distribution Information as of 1/31/16
Capital Gain Distributions, Six Months	$ 5.98	$ 5.98	$ 5.98	$ 5.98	$ 5.98
Income Dividends, Six Months	$ -—	$ -—	$ -—	$ .07	$ .07

Portfolio Management Review (Unaudited)

Thomas M. Hynes, Jr., CFA, Managing Director

Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset Management in 1995, served in DB Private Wealth Management from 1995–2004; served as US equity portfolio manager at Citigroup Asset Management from 2004–2007; rejoined Deutsche Asset Management in 2007.

— Portfolio manager for US Large Cap Equity: New York.

— BS, Fordham University.

Owen Fitzpatrick, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset Management in 1995.

— Prior to his current role as Head of US Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of US Equity Strategy, manager of the US large cap core, value and growth portfolios, member of the US Investment Committee and head of the Equity Strategy Group.

— Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer's Hanover Trust Company.

— BA and MBA, Fordham University.

Brendan O'Neill, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Deutsche Asset Management in 2000.

— Equity Research Analyst covering the financial services sector from 2001–2009.

— Previously served as a member of the Large Cap Core Equity team.

— BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at January 31, 2016 (42% of Net Assets)
1. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	7.9%
2. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	5.6%
3. Visa, Inc. Operates a retail electronic payments network and manages global financial services	5.6%
4. Home Depot, Inc. Home improvement retailer that sells building materials and home improvements products	4.2%
5. Celgene Corp. A global biopharmaceutical company	3.8%
6. Walt Disney Co. Creator of theme parks and motion pictures	3.3%
7. L Brands, Inc. Owns and operates specialty stores throughout the United States	3.0%
8. VF Corp. International apparel company	2.9%
9. Amazon.com, Inc. Online retailer; sells books, music and videotapes	2.9%
10. Allergan PLC Manufactures specialty pharmaceuticals	2.8%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 39 for contact information.

Investment Portfolio as of January 31, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 22.3%
Household Durables 2.5%
Jarden Corp.*	97,593	5,177,308
Internet & Catalog Retail 2.9%
Amazon.com, Inc.*	10,091	5,923,417
Media 3.3%
Walt Disney Co.	72,246	6,922,612
Specialty Retail 10.7%
Advance Auto Parts, Inc.	18,553	2,820,983
Home Depot, Inc.	70,018	8,805,464
L Brands, Inc.	64,018	6,155,331
O'Reilly Automotive, Inc.*	16,422	4,284,500
		22,066,278
Textiles, Apparel & Luxury Goods 2.9%
VF Corp.	97,330	6,092,858
Consumer Staples 9.6%
Food & Staples Retailing 3.7%
Costco Wholesale Corp.	31,309	4,731,416
Rite Aid Corp.*	365,345	2,846,038
		7,577,454
Food Products 4.3%
Mead Johnson Nutrition Co.	49,692	3,602,173
The WhiteWave Foods Co.*	142,690	5,386,547
		8,988,720
Personal Products 1.6%
Estee Lauder Companies, Inc. "A"	39,411	3,359,788
Energy 0.9%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	45,814	1,790,869
Financials 3.7%
Consumer Finance 2.3%
Capital One Financial Corp.	71,691	4,704,363
Real Estate Investment Trusts 1.4%
Digital Realty Trust, Inc. (REIT)	37,599	3,010,928
Health Care 16.0%
Biotechnology 5.0%
Celgene Corp.*	78,032	7,828,170
Medivation, Inc.*	78,474	2,566,100
		10,394,270
Health Care Providers & Services 4.0%
Cigna Corp.	28,036	3,745,610
McKesson Corp.	27,785	4,472,829
		8,218,439
Life Sciences Tools & Services 2.7%
Thermo Fisher Scientific, Inc.	42,625	5,629,057
Pharmaceuticals 4.3%
Allergan PLC*	20,387	5,798,674
Shire PLC (ADR) (a)	18,735	3,153,101
		8,951,775
Industrials 10.3%
Aerospace & Defense 2.1%
Boeing Co.	36,995	4,444,210
Electrical Equipment 4.3%
Acuity Brands, Inc.	22,389	4,532,205
AMETEK, Inc.	95,515	4,493,981
		9,026,186
Industrial Conglomerates 2.4%
Roper Technologies, Inc.	28,072	4,931,408
Road & Rail 1.5%
Norfolk Southern Corp.	42,956	3,028,398
Information Technology 28.6%
Internet Software & Services 7.9%
Alphabet, Inc. "A"*	14,646	11,150,732
Alphabet, Inc. "C"*	6,998	5,199,164
		16,349,896
IT Services 5.6%
Visa, Inc. "A" (a)	155,753	11,602,041
Semiconductors & Semiconductor Equipment 2.7%
Avago Technologies Ltd. (a)	22,235	2,973,042
NXP Semiconductors NV*	34,703	2,595,090
		5,568,132
Software 6.8%
Adobe Systems, Inc.*	64,141	5,716,888
Microsoft Corp.	75,603	4,164,969
salesforce.com, Inc.*	62,699	4,267,294
		14,149,151
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	119,806	11,661,916
Materials 3.4%
Construction Materials 2.0%
Vulcan Materials Co.	45,793	4,038,943
Containers & Packaging 1.4%
Sealed Air Corp.	74,081	3,002,503
Telecommunication Services 1.6%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	80,611	3,236,532
Utilities 0.7%
Water Utilities
American Water Works Co., Inc.	20,946	1,359,605
Total Common Stocks (Cost $174,706,138)		201,207,057

Securities Lending Collateral 2.9%
Daily Assets Fund "Capital Shares", 0.40% (b) (c) (Cost $6,026,499)	6,026,499	6,026,499

Cash Equivalents 1.7%
Central Cash Management Fund, 0.32% (b) (Cost $3,616,343)	3,616,343	3,616,343

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $184,348,980)†	101.7	210,849,899
Other Assets and Liabilities, Net	(1.7)	(3,605,616)
Net Assets	100.0	207,244,283

* Non-income producing security.

† The cost for federal income tax purposes was $184,633,875. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $26,216,024. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,487,026 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,271,002.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $5,908,145, which is 2.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 201,207,057	$ —	$ —	$ 201,207,057
Short-Term Investments (d)	9,642,842	—	—	9,642,842
Total	$ 210,849,899	$ —	$ —	$ 210,849,899

There have been no transfers between fair value measurement levels during the six months ended January 31, 2016.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of January 31, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $174,706,138) — including $5,908,145 of securities loaned	$ 201,207,057
Investment in Daily Assets Fund "Capital Shares" (cost $6,026,499)*	6,026,499
Investment in Central Cash Management Fund (cost $3,616,343)	3,616,343
Total investments in securities, at value (cost $184,348,980)	210,849,899
Cash	10,000
Receivable for investments sold	5,791,607
Receivable for Fund shares sold	832,174
Dividends receivable	3,162
Interest receivable	1,489
Other assets	46,101
Total assets	217,534,432
Liabilities
Payable upon return of securities loaned	6,026,499
Payable for investments purchased	3,886,469
Payable for Fund shares redeemed	116,796
Accrued management fee	91,994
Accrued Trustees' fees	3,298
Other accrued expenses and payables	165,093
Total liabilities	10,290,149
Net assets, at value	$ 207,244,283
Net Assets Consist of
Distributions in excess of net investment income	(193,455)
Net unrealized appreciation (depreciation) on investments	26,500,919
Accumulated net realized gain (loss)	7,067,568
Paid-in capital	173,869,251
Net assets, at value	$ 207,244,283

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of January 31, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($25,371,247 ÷ 735,370 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 34.50
Maximum offering price per share (100 ÷ 94.25 of $34.50)	$ 36.60

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,983 ÷ 66 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 30.05

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,265,528 ÷ 207,431 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 30.21
Class S Net Asset Value, offering and redemption price per share ($168,146,914 ÷ 4,707,893 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 35.72
Institutional Class Net Asset Value, offering and redemption price per share ($7,458,611 ÷ 206,326 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 36.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended January 31, 2016 (Unaudited)
Investment Income
Income: Dividends	$ 879,722
Income distributions — Central Cash Management Fund	2,104
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	8,450
Total income	890,276
Expenses: Management fee	682,433
Administration fee	110,965
Services to shareholders	175,311
Distribution and service fees	64,029
Custodian fee	5,462
Professional fees	44,932
Reports to shareholders	20,494
Registration fees	26,102
Trustees' fees and expenses	4,948
Other	8,466
Total expenses before expense reductions	1,143,142
Expense reductions	(64,702)
Total expenses after expense reductions	1,078,440
Net investment income (loss)	(188,164)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,054,858
Change in net unrealized appreciation (depreciation) on investments	(27,733,208)
Net gain (loss)	(19,678,350)
Net increase (decrease) in net assets resulting from operations	$ (19,866,514)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations: Net investment income (loss)	$ (188,164)	$ 295,146
Net realized gain (loss)	8,054,858	31,136,500
Change in net unrealized appreciation (depreciation)	(27,733,208)	11,570,441
Net increase (decrease) in net assets resulting from operations	(19,866,514)	43,002,087
Distributions to shareholders from: Net investment income: Class A	—	—
Class B	—	—
Class C	—	—
Class S	(288,329)	—
Institutional Class	(12,108)	—
Net realized gains: Class A	(3,999,282)	(3,587,920)
Class B	(1,266)	(13,720)
Class C	(959,469)	(748,386)
Class S	(24,221,755)	(25,355,519)
Institutional Class	(1,009,247)	(687,970)
Total distributions	(30,491,456)	(30,393,515)
Fund share transactions: Proceeds from shares sold	16,668,078	26,256,363
Reinvestment of distributions	29,454,304	29,393,211
Payments for shares redeemed	(22,193,930)	(43,326,205)
Net increase (decrease) in net assets from Fund share transactions	23,928,452	12,323,369
Increase (decrease) in net assets	(26,429,518)	24,931,941
Net assets at beginning of period	233,673,801	208,741,860
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $193,455 and $295,146, respectively)	$ 207,244,283	$ 233,673,801

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 1/31/16 (Unaudited)	Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 43.94	$ 42.26	$ 36.55	$ 31.36	$ 29.99	$ 24.62
Income (loss) from investment operations: Net investment income (loss)[a]	(.07)	(.03)	(.05)	.41	.02	(.04)
Net realized and unrealized gain (loss)	(3.39)	8.06	6.23	4.80	1.35	5.41
Total from investment operations	(3.46)	8.03	6.18	5.21	1.37	5.37
Less distributions from: Net investment income	—	—	(.47)	(.02)	—	—
Net realized gains	(5.98)	(6.35)	—	—	—	—
Total distributions	(5.98)	(6.35)	(.47)	(.02)	—	—
Net asset value, end of period	$ 34.50	$ 43.94	$ 42.26	$ 36.55	$ 31.36	$ 29.99
Total Return (%)[b]	(8.71)c**	21.12[c]	17.01[c]	16.61[c]	4.57	21.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	30	24	22	23	21
Ratio of expenses before expense reductions (%)	1.21*	1.24	1.26	1.26	1.26	1.25
Ratio of expenses after expense reductions (%)	1.16*	1.16	1.22	1.21	1.26	1.25
Ratio of net investment income (loss) (%)	(.35)*	(.08)	(.12)	1.23	.06	(.18)
Portfolio turnover rate (%)	28**	84	84	67	74	209

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B	Six Months Ended 1/31/16 (Unaudited)	Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 39.20	$ 38.61	$ 33.39	$ 28.85	$ 27.82	$ 23.03
Income (loss) from investment operations: Net investment income (loss)[a]	(.21)	(.29)	(.32)	.16	(.19)	(.25)
Net realized and unrealized gain (loss)	(2.96)	7.23	5.70	4.38	1.22	5.04
Total from investment operations	(3.17)	6.94	5.38	4.54	1.03	4.79
Less distributions from: Net investment income	—	—	(.16)	—	—	—
Net realized gains	(5.98)	(6.35)	—	—	—	—
Total distributions	(5.98)	(6.35)	(.16)	—	—	—
Net asset value, end of period	$ 30.05	$ 39.20	$ 38.61	$ 33.39	$ 28.85	$ 27.82
Total Return (%)[b,c]	(9.04)**	20.20	16.13	15.74	3.70	20.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.002	.03	.2	.3	.4	1
Ratio of expenses before expense reductions (%)	3.06*	2.20	2.15	2.14	2.13	2.12
Ratio of expenses after expense reductions (%)	1.91*	1.92	1.97	1.97	2.07	2.10
Ratio of net investment income (loss) (%)	(1.14)*	(.74)	(.87)	.51	(.70)	(1.03)
Portfolio turnover rate (%)	28**	84	84	67	74	209

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C	Six Months Ended 1/31/16 (Unaudited)	Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 39.38	$ 38.76	$ 33.52	$ 28.96	$ 27.89	$ 23.08
Income (loss) from investment operations: Net investment income (loss)[a]	(.20)	(.32)	(.32)	.12	(.19)	(.23)
Net realized and unrealized gain (loss)	(2.99)	7.29	5.72	4.44	1.26	5.04
Total from investment operations	(3.19)	6.97	5.40	4.56	1.07	4.81
Less distributions from: Net investment income	—	—	(.16)	—	—	—
Net realized gains	(5.98)	(6.35)	—	—	—	—
Total distributions	(5.98)	(6.35)	(.16)	—	—	—
Net asset value, end of period	$ 30.21	$ 39.38	$ 38.76	$ 33.52	$ 28.96	$ 27.89
Total Return (%)[b]	(9.05)c**	20.21[c]	16.18[c]	15.75[c]	3.84	20.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	5	4	3	3
Ratio of expenses before expense reductions (%)	1.93*	1.99	1.99	1.99	2.00	1.99
Ratio of expenses after expense reductions (%)	1.91*	1.91	1.97	1.96	2.00	1.99
Ratio of net investment income (loss) (%)	(1.14)*	(.82)	(.87)	.40	(.69)	(.93)
Portfolio turnover rate (%)	28**	84	84	67	74	209

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S	Six Months Ended 1/31/16 (Unaudited)	Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 45.30	$ 43.28	$ 37.43	$ 32.11	$ 30.64	$ 25.10
Income (loss) from investment operations: Net investment income (loss)[a]	(.02)	.08	.05	.50	.09	.01
Net realized and unrealized gain (loss)	(3.51)	8.29	6.39	4.91	1.38	5.53
Total from investment operations	(3.53)	8.37	6.44	5.41	1.47	5.54
Less distributions from: Net investment income	(.07)	—	(.59)	(.09)	—	—
Net realized gains	(5.98)	(6.35)	—	—	—	—
Total distributions	(6.05)	(6.35)	(.59)	(.09)	—	—
Net asset value, end of period	$ 35.72	$ 45.30	$ 43.28	$ 37.43	$ 32.11	$ 30.64
Total Return (%)	(8.61)b**	21.44[b]	17.31[b]	16.89[b]	4.80	22.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168	189	175	170	167	175
Ratio of expenses before expense reductions (%)	.97*	.98	1.01	1.02	1.04	1.02
Ratio of expenses after expense reductions (%)	.91*	.91	.97	.96	1.04	1.02
Ratio of net investment income (loss) (%)	(.11)*	.19	.13	1.45	.28	.05
Portfolio turnover rate (%)	28**	84	84	67	74	209
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Institutional Class	Six Months Ended 1/31/16 (Unaudited)	Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 45.77	$ 43.67	$ 37.74	$ 32.40	$ 30.89	$ 25.26
Income (loss) from investment operations: Net investment income[a]	(.02)	.06	.07	.50	.11	.04
Net realized and unrealized gain (loss)	(3.55)	8.39	6.46	4.96	1.40	5.59
Total from investment operations	(3.57)	8.45	6.53	5.46	1.51	5.63
Less distributions from: Net investment income	(.07)	—	(.60)	(.12)	(.00)***	—
Net realized gains	(5.98)	(6.35)	—	—	—	—
Total distributions	(6.05)	(6.35)	(.60)	(.12)	(.00)***	—
Net asset value, end of period	$ 36.15	$ 45.77	$ 43.67	$ 37.74	$ 32.40	$ 30.89
Total Return (%)	(8.61)b**	21.43[b]	17.41[b]	16.90[b]	4.89	22.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	10	5	16	17	17
Ratio of expenses before expense reductions (%)	.99*	.93	.96	.96	.96	.90
Ratio of expenses after expense reductions (%)	.91*	.91	.92	.95	.96	.90
Ratio of net investment income (loss) (%)	(.08)*	.14	.18	1.46	.36	.17
Portfolio turnover rate (%)	28**	84	84	67	74	209
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Large Cap Focus Growth Fund (the "Fund") is a diversified series of Deutsche Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the period ended January 31, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of January 31, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of January 31, 2016, the Fund had securities on loan, all of which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended January 31, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $61,532,168 and $68,797,953, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.615%
Next $500 million of such net assets	.565%
Over $2.0 billion of such net assets	.515%

Accordingly, for the six months ended January 31, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.615% of the Fund's average daily net assets.

For the period from August 1, 2015 through September 30, 2015, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.15%
Class B	1.90%
Class C	1.90%
Class S	.90%
Institutional Class	.90%

Effective October 1, 2015 through November 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.17%
Class B	1.92%
Class C	1.92%
Class S	.92%
Institutional Class	.92%

For the six months ended January 31, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 7,001
Class B	104
Class C	602
Class S	53,458
Institutional Class	3,537
$ 64,702

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2016, the Administration Fee was $110,965, of which $17,691 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at January 31, 2016
Class A	$ 9,983	$ 3,933
Class B	99	66
Class C	1,126	512
Class S	100,532	36,550
Institutional Class	5,526	700
	$ 117,266	$ 41,761

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares, respectively. For the six months ended January 31, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at January 31, 2016
Class B	$ 68	$ 3
Class C	21,946	4,029
	$ 22,014	$ 4,032

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at January 31, 2016	Annualized Rate
Class A	$ 34,877	$ 18,073.24%
Class B	22	7.25%
Class C	7,116	3,963.24%
	$ 42,015	$ 22,043

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended January 31, 2016 aggregated $6,761.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended January 31, 2016, the CDSC for Class B shares and Class C shares aggregated $6 and $83, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended January 31, 2016, DDI received $1,446 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,456, of which $4,257 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2016.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	158,016	$ 6,293,780	203,922	$ 8,742,373
Class B	1,339	49,671	0*	10
Class C	64,641	2,317,291	43,210	1,654,189
Class S	176,109	6,915,536	221,451	9,687,071
Institutional Class	26,147	1,091,800	138,173	6,172,720
		$ 16,668,078		$ 26,256,363
Shares issued to shareholders in reinvestment of distributions
Class A	105,984	$ 3,893,882	90,998	$ 3,504,360
Class B	40	1,266	397	13,720
Class C	27,664	890,786	19,077	661,386
Class S	621,799	23,647,015	620,187	24,578,017
Institutional Class	26,536	1,021,355	15,877	635,728
		$ 29,454,304		$ 29,393,211
Shares redeemed
Class A	(211,249)	$ (8,327,371)	(180,400)	$ (7,605,252)
Class B	(2,118)	(78,241)	(3,748)	(142,854)
Class C	(25,942)	(953,131)	(37,992)	(1,427,270)
Class S	(251,686)	(10,498,547)	(730,946)	(31,916,458)
Institutional Class	(55,744)	(2,336,640)	(52,773)	(2,234,371)
		$ (22,193,930)		$ (43,326,205)
Net increase (decrease)
Class A	52,751	$ 1,860,291	114,520	$ 4,641,481
Class B	(739)	(27,304)	(3,351)	(129,124)
Class C	66,363	2,254,946	24,295	888,305
Class S	546,222	20,064,004	110,692	2,348,630
Institutional Class	(3,061)	(223,485)	101,277	4,574,077
		$ 23,928,452		$ 12,323,369

* The amount is less than 0.5 shares.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2015 to January 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2016 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 8/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/16	$ 912.90	$ 909.60	$ 909.50	$ 913.90	$ 913.90
Expenses Paid per $1,000*	$ 5.58	$ 9.17	$ 9.17	$ 4.38	$ 4.38
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 8/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/16	$ 1,019.30	$ 1,015.53	$ 1,015.53	$ 1,020.56	$ 1,020.56
Expenses Paid per $1,000*	$ 5.89	$ 9.68	$ 9.68	$ 4.62	$ 4.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Large Cap Focus Growth Fund	1.16%	1.91%	1.91%	.91%	.91%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Large Cap Focus Growth Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGGAX	SGGBX	SGGCX	SCQGX	SGGIX
CUSIP Number	25157M 695	25157M 711	25157M 737	25157M 745	25157M 752
Fund Number	469	669	769	2060	1469

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 31, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 31, 2016